Quarterly portfolio holdings
John Hancock
Equity Income Fund
U.S. equity
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 11-30-25 (unaudited)
	Shares	Value
Common stocks 98.7%		$575,981,425
(Cost $482,079,499)
Communication services 6.7%		39,293,881
Entertainment 0.9%
The Walt Disney Company	51,390	5,368,713
Interactive media and services 4.2%
Alphabet, Inc., Class A	37,468	11,996,504
Alphabet, Inc., Class C	29,057	9,301,727
Meta Platforms, Inc., Class A	5,130	3,323,984
Media 1.2%
Comcast Corp., Class A	91,543	2,443,283
News Corp., Class A	187,375	4,811,790
Wireless telecommunication services 0.4%
T-Mobile US, Inc.	9,798	2,047,880
Consumer discretionary 4.4%		25,497,392
Broadline retail 1.6%
Amazon.com, Inc. (A)	38,865	9,064,095
Hotels, restaurants and leisure 1.4%
Las Vegas Sands Corp.	123,101	8,390,564
Leisure products 0.4%
Mattel, Inc. (A)	118,884	2,510,830
Specialty retail 1.0%
The Home Depot, Inc.	15,499	5,531,903
Consumer staples 7.1%		41,296,304
Beverages 0.1%
Keurig Dr. Pepper, Inc.	11,913	332,373
Consumer staples distribution and retail 0.6%
Dollar General Corp.	3,062	335,258
Walmart, Inc.	29,412	3,250,320
Food products 1.0%
Conagra Brands, Inc.	70,430	1,257,176
Tyson Foods, Inc., Class A	80,180	4,654,449
Household products 3.4%
Colgate-Palmolive Company	99,344	7,986,264
Kimberly-Clark Corp.	45,026	4,913,237
The Procter & Gamble Company	47,212	6,994,930
Personal care products 0.8%
Kenvue, Inc.	252,433	4,379,713
Tobacco 1.2%
Philip Morris International, Inc.	45,673	7,192,584
Energy 8.6%		50,254,554
Energy equipment and services 0.5%
SLB, Ltd.	78,292	2,837,302
Oil, gas and consumable fuels 8.1%
Chevron Corp.	29,261	4,422,215
ConocoPhillips	86,092	7,635,499
EOG Resources, Inc.	25,812	2,783,824
EQT Corp.	33,111	2,015,135
Expand Energy Corp.	39,583	4,826,355
Exxon Mobil Corp.	59,653	6,914,976
Kinder Morgan, Inc.	13,200	360,624
Phillips 66	13,003	1,780,891
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
South Bow Corp.	65,028	$1,792,929
TC Energy Corp.	46,574	2,548,529
The Williams Companies, Inc.	42,571	2,593,851
TotalEnergies SE	148,091	9,742,424
Financials 22.0%		128,277,037
Banks 10.0%
Bank of America Corp.	183,839	9,862,962
Citigroup, Inc.	105,419	10,921,408
Fifth Third Bancorp	132,073	5,739,893
Huntington Bancshares, Inc.	361,796	5,897,275
JPMorgan Chase & Co.	35,651	11,161,615
U.S. Bancorp	146,627	7,192,054
Wells Fargo & Company	88,154	7,568,021
Capital markets 2.6%
Morgan Stanley	6,621	1,123,319
State Street Corp.	26,888	3,200,210
The Charles Schwab Corp.	113,906	10,562,503
Consumer finance 0.2%
Capital One Financial Corp.	4,097	897,530
Financial services 2.1%
Apollo Global Management, Inc.	11,243	1,482,390
Corebridge Financial, Inc.	55,206	1,657,284
Equitable Holdings, Inc.	154,644	7,220,328
Fiserv, Inc. (A)	26,892	1,653,051
Global Payments, Inc.	7,072	535,775
Insurance 7.1%
American International Group, Inc.	92,109	7,015,021
Chubb, Ltd.	25,788	7,637,890
Loews Corp.	66,715	7,196,547
MetLife, Inc.	152,053	11,641,178
The Allstate Corp.	20,510	4,368,220
The Hartford Insurance Group, Inc.	27,312	3,742,563
Health care 13.8%		80,706,790
Biotechnology 0.3%
Biogen, Inc. (A)	10,819	1,970,032
Health care equipment and supplies 3.9%
Becton, Dickinson and Company	46,000	8,924,920
Medtronic PLC	52,062	5,483,690
Zimmer Biomet Holdings, Inc.	83,321	8,125,464
Health care providers and services 4.8%
Cardinal Health, Inc.	1,834	389,285
CVS Health Corp.	101,330	8,142,879
Elevance Health, Inc.	26,628	9,007,187
Humana, Inc.	2,051	504,074
The Cigna Group	19,245	5,336,254
UnitedHealth Group, Inc.	14,408	4,751,326
Life sciences tools and services 0.6%
Thermo Fisher Scientific, Inc.	5,963	3,523,119
Pharmaceuticals 4.2%
AstraZeneca PLC, ADR	49,625	4,601,230
Bristol-Myers Squibb Company	54,531	2,682,925
Johnson & Johnson	14,067	2,910,744
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	53,742	$5,633,774
Sanofi SA	25,814	2,574,621
Sanofi SA, ADR	26,431	1,318,378
Viatris, Inc.	451,533	4,826,888
Industrials 13.5%		78,567,316
Aerospace and defense 3.9%
General Electric Company	23,368	6,974,180
L3Harris Technologies, Inc.	32,242	8,985,523
The Boeing Company (A)	36,568	6,911,352
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	52,886	5,065,950
Electrical equipment 0.8%
Rockwell Automation, Inc.	11,243	4,450,654
Ground transportation 1.9%
CSX Corp.	168,886	5,971,809
Norfolk Southern Corp.	4,119	1,203,119
Union Pacific Corp.	16,320	3,783,466
Industrial conglomerates 1.5%
3M Company	8,287	1,425,778
Siemens AG	27,879	7,393,609
Machinery 3.4%
AGCO Corp.	25,288	2,679,516
Cummins, Inc.	5,104	2,541,690
Dover Corp.	9,612	1,780,911
Fortive Corp.	88,378	4,726,455
Stanley Black & Decker, Inc.	99,432	7,111,377
The Middleby Corp. (A)	10,689	1,263,440
Passenger airlines 1.1%
Southwest Airlines Company	180,939	6,298,487
Information technology 9.8%		57,444,044
Electronic equipment, instruments and components 0.5%
Ralliant Corp.	46,809	2,310,960
TE Connectivity PLC	3,022	683,425
IT services 0.6%
Accenture PLC, Class A	15,098	3,774,500
Semiconductors and semiconductor equipment 5.3%
Advanced Micro Devices, Inc. (A)	19,459	4,232,916
Applied Materials, Inc.	22,258	5,614,581
Intel Corp. (A)	91,446	3,709,050
Qualcomm, Inc.	71,837	12,075,081
Texas Instruments, Inc.	29,728	5,002,331
Software 2.1%
Microsoft Corp.	12,484	6,142,253
Salesforce, Inc.	27,228	6,277,143
Technology hardware, storage and peripherals 1.3%
Samsung Electronics Company, Ltd.	110,971	7,621,804
Materials 3.0%		17,277,849
Chemicals 1.1%
CF Industries Holdings, Inc.	78,411	6,170,946
Containers and packaging 1.4%
Avery Dennison Corp.	7,668	1,321,733
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Containers and packaging (continued)
International Paper Company	179,586	$7,090,055
Paper and forest products 0.5%
West Fraser Timber Company, Ltd.	43,823	2,695,115
Real estate 3.4%		19,867,818
Industrial REITs 0.6%
Rexford Industrial Realty, Inc.	90,121	3,749,935
Residential REITs 1.5%
Equity Residential	118,749	7,332,751
Sun Communities, Inc.	8,524	1,098,232
Specialized REITs 1.3%
CubeSmart	5,292	197,021
PotlatchDeltic Corp.	15,499	623,680
Rayonier, Inc.	114,928	2,552,551
Weyerhaeuser Company	194,221	4,313,648
Utilities 6.4%		37,498,440
Electric utilities 4.2%
Alliant Energy Corp.	61,357	4,262,471
NextEra Energy, Inc.	62,220	5,368,964
PG&E Corp.	10,083	162,538
The Southern Company	131,659	11,996,768
Xcel Energy, Inc.	30,721	2,522,501
Multi-utilities 2.2%
Ameren Corp.	61,537	6,544,460
Dominion Energy, Inc.	12,454	781,738

Sempra	61,856	5,859,000
Preferred securities 0.8%		$4,596,642
(Cost $4,332,888)
Consumer discretionary 0.1%		538,201
Automobiles 0.1%
Volkswagen AG	4,708	538,201
Industrials 0.4%		2,509,644
Aerospace and defense 0.4%
The Boeing Company, 6.000%	39,697	2,509,644
Utilities 0.3%		1,548,797
Electric utilities 0.3%
The Southern Company, 7.125%	30,321	1,548,797

	Yield (%)	Shares	Value
Short-term investments 0.4%			$2,186,193
(Cost $2,186,193)
Short-term funds 0.4%			2,186,193
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.9244(B)	540,696	540,696
T. Rowe Price Government Reserve Fund	3.9759(B)	1,645,497	1,645,497

Total investments (Cost $488,598,580) 99.9%	$582,764,260
Other assets and liabilities, net 0.1%	857,054
Total net assets 100.0%	$583,621,314

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	5

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-25.
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$39,293,881	$39,293,881	—	—
Consumer discretionary	25,497,392	25,497,392	—	—
Consumer staples	41,296,304	41,296,304	—	—
Energy	50,254,554	40,512,130	$9,742,424	—
Financials	128,277,037	128,277,037	—	—
Health care	80,706,790	78,132,169	2,574,621	—
Industrials	78,567,316	71,173,707	7,393,609	—
Information technology	57,444,044	49,822,240	7,621,804	—
Materials	17,277,849	17,277,849	—	—
Real estate	19,867,818	19,867,818	—	—
Utilities	37,498,440	37,498,440	—	—
Preferred securities
Consumer discretionary	538,201	—	538,201	—
Industrials	2,509,644	2,509,644	—	—
Utilities	1,548,797	1,548,797	—	—
Short-term investments	2,186,193	2,186,193	—	—
Total investments in securities	$582,764,260	$554,893,601	$27,870,659	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$5,584,015	$(5,583,760)	$(255)	—	$437	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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